Total
Invesco V.I. Capital Appreciation Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco V.I. Capital Appreciation Fund	Series I	Series II
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco V.I. Capital Appreciation Fund		Series I	Series II
Management Fees		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.18%	0.18%
Total Annual Fund Operating Expenses		0.88%	1.13%
Fee Waiver and/or Expense Reimbursement	[1]	0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.80%	1.05%
[1]
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I and Series II shares to 0.80% and 1.05%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses;
and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on
April 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco V.I. Capital Appreciation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Series I	82	273	480	1,077
Series II	107	351	615	1,367

Expense Example No Redemption - Invesco V.I. Capital Appreciation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Series I	82	273	480	1,077
Series II	107	351	615	1,367

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund mainly invests in common stocks of “growth companies.” Growth companies are companies that the portfolio managers expect to have above-average growth rates. Currently, the Fund intends, under normal circumstances, to focus primarily on companies that are similar in size to companies in the Russell 1000 Growth Index. The Fund invests primarily in U.S. companies but may also purchase securities of issuers in any country, including developed countries and emerging markets. The Fund has no limits on the amount of its assets that can be invested in foreign securities. In seeking to invest across a variety of industries and market sectors, the portfolio managers focus on a number of factors that may vary in particular cases and over time. Currently, the portfolio managers look for:
■
companies in business areas that have above-average growth potential; and
■
companies with growth rates that the portfolio managers believe are sustainable over time.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The Fund may sell the stocks of companies that the portfolio managers believe no longer meet the above criteria, but is not required to do so.

Principal Risks of Investing in the Fund
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Capital Appreciation Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	June 30, 2020	29.96%
Worst Quarter	June 30, 2022	-20.09%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Invesco V.I. Capital Appreciation Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Series I	35.37%	16.40%	11.56%	Apr. 03, 1985
Series II	35.03%	16.10%	11.28%	Sep. 18, 2001
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	42.68%	19.50%	14.86%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%